CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Total	Preferred Shares	Common Shares	Additional Paid-in Capital	Treasury stock	Retained Earnings	Accumulated Other Comprehensive Loss	Tsakos Energy Navigation Limited	Non-controlling Interest	Dividends declared ($0.06 per share for the six months ended June 30, 2015 and $0.08 per share for the six months ended June 30, 2016)	Dividends declared ($0.06 per share for the six months ended June 30, 2015 and $0.08 per share for the six months ended June 30, 2016) Retained Earnings	Dividends declared ($0.06 per share for the six months ended June 30, 2015 and $0.08 per share for the six months ended June 30, 2016) Tsakos Energy Navigation Limited	Dividends paid ($0.06 per share for the six months ended June 30, 2015 and $0.08 per share for the six months ended June 30, 2016)	Dividends paid ($0.06 per share for the six months ended June 30, 2015 and $0.08 per share for the six months ended June 30, 2016) Retained Earnings	Dividends paid ($0.06 per share for the six months ended June 30, 2015 and $0.08 per share for the six months ended June 30, 2016) Tsakos Energy Navigation Limited	8% Series B Preferred Shares	8% Series B Preferred Shares Retained Earnings	8% Series B Preferred Shares Tsakos Energy Navigation Limited	8.875% Series C Preferred Shares	8.875% Series C Preferred Shares Retained Earnings	8.875% Series C Preferred Shares Tsakos Energy Navigation Limited	8.75% Series D Preferred Shares	8.75% Series D Preferred Shares Preferred Shares	8.75% Series D Preferred Shares Additional Paid-in Capital	8.75% Series D Preferred Shares Retained Earnings	8.75% Series D Preferred Shares Tsakos Energy Navigation Limited
BALANCE, at Dec. 31, 2014	$ 1,177,912	$ 4,000	$ 84,712	$ 650,536	$ 0	$ 437,565	$ (10,290)	$ 1,166,523	$ 11,389
Treasury stock shares, number of shares at Dec. 31, 2014					0
Net income/(loss)	78,554					78,566		78,566	(12)
Issuance of shares																						$ 81,798	$ 3,400	$ 78,398		$ 81,798
Common dividends										$ (5,084)	$ (5,084)	$ (5,084)	$ (5,084)	$ (5,084)	$ (5,084)
Dividends paid on preferred shares																$ (2,000)	$ (2,000)	$ (2,000)	$ (2,219)	$ (2,219)	$ (2,219)
Other comprehensive loss	(1,044)						(1,044)	(1,044)
Treasury stock shares, number of shares at Jun. 30, 2015					0
BALANCE, at Jun. 30, 2015	1,322,833	7,400	84,712	728,934	$ 0	501,744	(11,334)	1,311,456	11,377
BALANCE, at Dec. 31, 2015	1,415,072	7,400	87,339	752,001	$ 0	567,464	(10,727)	1,403,477	11,595
Treasury stock shares, number of shares at Dec. 31, 2015					0
Net income/(loss)	41,725					41,839		41,839	(114)
Purchases of Treasury stock, shares					3,271,576
Purchases of Treasury stock, value	(18,567)				$ (18,567)			(18,567)
Shares granted to non-executive directors, shares					(87,500)
Shares granted to non-executive directors, value	510				$ 510			510
Common dividends										$ (6,704)	$ (6,704)	$ (6,704)	$ (6,894)	$ (6,894)	$ (6,894)
Dividends paid on preferred shares																$ (2,000)	$ (2,000)	$ (2,000)	$ (2,219)	$ (2,219)	$ (2,219)	$ (3,719)			$ (3,719)	$ (3,719)
Other comprehensive loss	(3,248)						(3,248)	(3,248)
Treasury stock shares, number of shares at Jun. 30, 2016					3,184,076
BALANCE, at Jun. 30, 2016	$ 1,413,956	$ 7,400	$ 87,339	$ 752,001	$ (18,057)	$ 587,767	$ (13,975)	$ 1,402,475	$ 11,481